EQUITY (Merger) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Series ATwo Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion ratio	1.997594
Number of shares issued	3,663,177
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion ratio	2.927509
Number of shares issued	2,777,687
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion ratio	1.598075
Number of shares issued	4,421,744
Series AOne Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion ratio	1.790947
Number of shares issued	3,666,428
Common Stock [Member]
Class of Stock [Line Items]
Conversion ratio	1.102121
Number of shares issued	4,940,744
Number of shares issued upon conversion of convertible note and accrued interest	3,230,869	3,230,869	3,663,177